Supplementary Information, Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Brazil [Member]
Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein
Balance at January 1	$ 124,274	$ 76,334	$ 37,467
Sales and transfers of oil and gas, net of production cost	(31,864)	(22,529)	(36,982)
Development cost incurred	13,692	13,513	11,744
Net change due to purchase and sales of minerals in place	0		0
Net change due to extensions, discoveries and improved less related costs	16,972	1,643	1,018
Revisions of previous quantity estimates	7,594	23,490	634
Net change in prices, transfer prices and in production costs	72,628	44,892	(188,780)
Changes in estimated future development costs	(13,580)	(5,971)	(8,576)
Accretion of discount	7,633	3,747	16,985
Net change in income taxes	(25,135)	(19,917)	71,571
Timing	0	0	0
Other - unspecified	0	0	0
Balance at December 31	124,274	76,334	37,467
South America [Member]
Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein
Balance at January 1	3,713	3,203	3,174
Sales and transfers of oil and gas, net of production cost	(1,139)	(1,062)	(1,630)
Development cost incurred	428	319	557
Net change due to purchase and sales of minerals in place	(58)		201
Net change due to extensions, discoveries and improved less related costs	218	110	69
Revisions of previous quantity estimates	251	(308)	1,232
Net change in prices, transfer prices and in production costs	646	(1,087)	(1,355)
Changes in estimated future development costs	(271)	(293)	(733)
Accretion of discount	497	407	668
Net change in income taxes	(205)	1,652	(449)
Timing	180	318	(208)
Other - unspecified	(36)	(25)	(87)
Balance at December 31	3,713	3,203	3,174
North America [Member]
Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein
Balance at January 1	230	157	286
Sales and transfers of oil and gas, net of production cost	(34)	(32)	(97)
Development cost incurred	812	571	288
Net change due to purchase and sales of minerals in place	(1)		0
Net change due to extensions, discoveries and improved less related costs	0	0	0
Revisions of previous quantity estimates	88	(366)	(155)
Net change in prices, transfer prices and in production costs	(716)	(476)	(1,075)
Changes in estimated future development costs	0	65	(132)
Accretion of discount	23	16	122
Net change in income taxes	0	0	356
Timing	(110)	38	74
Other - unspecified	11	54	40
Balance at December 31	230	157	286
Africa [Member]
Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein
Balance at January 1	3,062	2,028	1,095
Sales and transfers of oil and gas, net of production cost	(1,532)	(581)	(59)
Development cost incurred	193	307	549
Net change due to purchase and sales of minerals in place	0		0
Net change due to extensions, discoveries and improved less related costs	1,061	1,242	(19)
Revisions of previous quantity estimates	686	32	440
Net change in prices, transfer prices and in production costs	1,353	1,717	(4,018)
Changes in estimated future development costs	(334)	(1,267)	(162)
Accretion of discount	193	114	340
Net change in income taxes	(1,040)	(238)	1,380
Timing	0	0	(410)
Other - unspecified	454	(393)	(310)
Balance at December 31	3,062	2,028	1,095
Others [Member]
Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein
Balance at January 1	0	0	0
Sales and transfers of oil and gas, net of production cost	0	0	0
Development cost incurred	0	0	194
Net change due to purchase and sales of minerals in place	0		0
Net change due to extensions, discoveries and improved less related costs	0	0	0
Revisions of previous quantity estimates	0	0	0
Net change in prices, transfer prices and in production costs	0	0	(194)
Changes in estimated future development costs	0	0	0
Accretion of discount	0	0	0
Net change in income taxes	0	0	0
Timing	0	0	0
Other - unspecified	0	0	0
Balance at December 31	0	0	0
International [Member]
Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein
Balance at January 1	7,005	5,388	4,555
Sales and transfers of oil and gas, net of production cost	(2,705)	(1,675)	(1,786)
Development cost incurred	1,433	1,197	1,588
Net change due to purchase and sales of minerals in place	(59)		201
Net change due to extensions, discoveries and improved less related costs	1,279	1,352	50
Revisions of previous quantity estimates	1,025	(642)	1,517
Net change in prices, transfer prices and in production costs	1,283	154	(6,642)
Changes in estimated future development costs	(605)	(1,495)	(1,027)
Accretion of discount	713	537	1,130
Net change in income taxes	(1,245)	1,414	1,287
Timing	70	356	(544)
Other - unspecified	429	(364)	(357)
Balance at December 31	7,005	5,388	4,555
Total [Member]
Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein
Balance at January 1	131,279	81,722	42,022
Sales and transfers of oil and gas, net of production cost	(34,569)	(24,204)	(38,768)
Development cost incurred	15,125	1,471	13,332
Net change due to purchase and sales of minerals in place	(59)		201
Net change due to extensions, discoveries and improved less related costs	18,251	2,995	1,068
Revisions of previous quantity estimates	8,619	22,848	2,151
Net change in prices, transfer prices and in production costs	73,911	45,046	(195,422)
Changes in estimated future development costs	(14,185)	(7,466)	(9,603)
Accretion of discount	8,346	4,284	18,115
Net change in income taxes	(26,380)	(18,503)	72,858
Timing	70	356	(544)
Other - unspecified	429	(364)	(357)
Balance at December 31	131,279	81,722	42,022
Total [Member]
Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein
Balance at January 1	324	467	240
Sales and transfers of oil and gas, net of production cost	(58)	(84)	0
Development cost incurred	18	74	0
Net change due to purchase and sales of minerals in place	0		0
Net change due to extensions, discoveries and improved less related costs	0	(45)	0
Revisions of previous quantity estimates	(58)	(80)	0
Net change in prices, transfer prices and in production costs	(228)	513	0
Changes in estimated future development costs	30	(79)	0
Accretion of discount	77	40	0
Net change in income taxes	89	(144)	0
Timing	0	0	0
Other - unspecified	(13)	32	0
Balance at December 31	$ 324	$ 467	$ 240